Transactions With Affiliates - Summary Table (details) (USD $)	3 Months Ended													12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Related Party Transaction [Line Items]
Revenues														$ 1,029,763,000	[1]	$ 894,476,000	[1]	$ 858,144,000	[1]
Equity income, net														22,948,000	[1],[2],[3]	16,042,000	[1],[2],[3]	11,261,000	[1],[2],[3]
Cost of product														364,285,000	[1],[4]	336,079,000	[1],[4]	327,371,000	[1],[4]
Operation and maintenance														168,657,000	[1],[4]	140,106,000	[1],[4]	126,464,000	[1],[4]
General and administrative														29,751,000	[1],[4]	99,212,000	[1],[4]	40,564,000	[1],[4]
Operating expenses														731,853,000	[1]	715,693,000	[1]	624,111,000	[1]
Interest income, net														16,900,000	[5]	16,900,000	[5]	24,106,000	[5]
Interest expense														51,797,000	[1]	42,060,000	[1]	30,345,000	[1]
Distributions to unitholders	92,609,000	[6]	83,986,000	79,315,000	70,143,000	65,657,000	56,346,000	52,425,000	46,053,000	43,027,000	40,323,000	36,063,000	33,168,000
Contributions from noncontrolling interest owners														2,247,000		29,108,000		33,637,000
Distributions to noncontrolling interest owners														13,127,000		17,303,000		17,478,000
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Revenues														805,526,000	[1],[7]	688,026,000	[1],[7]	647,419,000	[1],[7]
Cost of product														129,045,000	[7]	145,250,000	[7]	83,722,000	[7]
Operation and maintenance														56,435,000	[8]	51,237,000	[8]	51,339,000	[8]
General and administrative														23,354,000	[9]	92,847,000	[9]	33,305,000	[9]
Operating expenses														208,834,000		289,334,000		168,366,000
Interest expense														0	[10]	2,766,000	[10]	4,935,000	[10]
Distributions to unitholders														169,150,000	[11]	98,280,000	[11]	68,039,000	[11]
Contributions from noncontrolling interest owners														0	[12]	12,588,000	[12]	16,476,000	[12]
Distributions to noncontrolling interest owners														$ 0	[12]	$ 6,528,000	[12]	$ 9,437,000	[12]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned from equity investments is classified as affiliate. See Note 1.
[3]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[4]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $129.0 million, $145.3 million and $83.7 million for the years ended December 31, 2013, 2012 and 2011, respectively. Operation and maintenance includes charges from Anadarko of $56.4 million, $51.2 million and $51.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. General and administrative includes charges from Anadarko of $23.4 million, $92.8 million and $33.3 million for the years ended December 31, 2013, 2012 and 2011, respectively. See Note 5.
[5]	Represents interest income recognized on the note receivable from Anadarko. For the year ended December 31, 2011, this line item also includes interest income, net on affiliate balances related to the Non-Operated Marcellus Interest, the MGR assets and the Bison assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.
[6]	On January 20, 2014, the board of directors of the Partnership’s general partner declared a cash distribution to the Partnership’s unitholders of $0.60 per unit, or $92.6 million in aggregate, including incentive distributions. The cash distribution was paid on February 12, 2014, to unitholders of record at the close of business on January 31, 2014.
[7]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[8]	Represents expenses incurred on and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[9]	Represents general and administrative expense incurred on and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see The Incentive Plan and WGP LTIP and Anadarko Incentive Plans within this Note 5).
[10]	For the year ended December 31, 2012, includes interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada facility and Lancaster plant. The Partnership repaid the note payable to Anadarko in June 2012, and repaid the reimbursement payable to Anadarko related to the construction of the Brasada facility and Lancaster plant in the fourth quarter of 2012.
[11]	Represents distributions paid under the partnership agreement.
[12]	As described in Note 2, the Partnership acquired the additional Chipeta interest on August 1, 2012, and accounted for the acquisition on a prospective basis. As such, contributions from noncontrolling interest owners and distributions to noncontrolling interest owners subsequent to the acquisition date no longer reflect contributions from or distributions to Anadarko.